BetaBuilders Emerging Markets Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
BetaBuilders Emerging Markets Equity ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	31.58%	6.20%